Additional Information - Condensed Financial Statements (Condensed Statements of Comprehensive (Loss)/Income) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses:
Research and development	[1]	$ 172,829	$ 138,364	$ 131,072
Sales and marketing	[1]	156,420	123,119	93,998
General and administrative	[1]	27,821	24,567	16,666
Total operating expenses		357,070	286,050	241,736
Operating income/(loss)		93,886	71,622	101,788
Interest income		9,126	5,198	5,332
Income before income tax expenses		96,622	56,139	108,929
Net income		82,200	56,112	99,499
Other comprehensive (loss)/income, net of nil tax: foreign currency translation adjustment		13,216	(9,365)	(5,026)
Comprehensive income		95,416	46,747	94,473
Sogou Inc. [Member]
Operating expenses:
Research and development		220	110	438
Sales and marketing		31	20	911
General and administrative		739	4,272	193
Total operating expenses		990	4,402	1,542
Operating income/(loss)		(990)	(4,402)	(1,542)
Share of profit of subsidiaries and VIEs		83,152	60,510	101,041
Interest income		38	4	0
Income before income tax expenses		82,200	56,112	99,499
Net income		82,200	56,112	99,499
Other comprehensive (loss)/income, net of nil tax: foreign currency translation adjustment		13,216	(9,365)	(5,026)
Comprehensive income		$ 95,416	$ 46,747	$ 94,473

[1]	Share based compensation expense included in: Cost of revenues $ 330 171 540 Research and development 6,862 5,615 16,470 Sales and marketing 943 1,816 4,299 General and administrative 2,244 5,259 2,414 $ 10,379 12,861 23,723 for the years ended December 31, 2015,2016,2017.